Accounts Receivable and Other Current Assets - Schedule of Allowance for Credit Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of year	$ (64)	$ (35)
Credit loss expensed	(7)	(36)
Credit loss deferred	0	(6)
Write-offs, net of recoveries	18	14
Foreign exchange	0	(1)
Balance, end of year	$ (53)	$ (64)